Inventories (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Inventories [Abstract]
Raw materials	$ 100,000			$ 100,000		$ 5,800,000
Finished goods	1,800,000			1,800,000		1,800,000
Parts and tools	600,000			600,000		700,000
Inventories	2,500,000			2,500,000		$ 8,300,000
Cost of inventories recognised as expense	9,800,000		$ 8,700,000	20,800,000
Inventory Write-Up, Raw Materials	1,700,000	$ (400,000)		1,900,000	$ 200,000
Write-downs (reversals of write-downs) of inventories	$ (600,000)	$ 0		$ (1,600,000)	$ 0